Fees and Expenses - Calamos U.S. Equity Autocallable VIP Fund	Jun. 22, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The Fund’s shares can be purchased by certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-advantaged basis (“Retirement Plans”) and by separate accounts of certain life insurance companies (“Participating Insurance Companies”) offering qualified and non-qualified variable annuity contracts and variable life insurance contracts (together, “Variable Contracts”). The Fund’s shares are not offered directly to the public. You may pay other expenses under your Variable Contract or Retirement Plan which are not reflected in the table and examples below. If these fees or expenses were included in the table, the Fund’s expenses would be higher. Please read the Variable Contract’s or Retirement Plan’s disclosure documents to obtain that information.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
	Class I	Class II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	N/A	N/A

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
	Class I	Class II
Management Fee	0.70%	0.70%
Distribution and/or Service (12b‑1) Fees	none	0.25%
Other Expenses[1]	0.88%	0.88%
Acquired Fund Fees and Expenses[2]	0.08%	0.08%
Total Annual Fund Operating Expenses	1.66%	1.91%
Fees Waived and/or Reimbursed[3,4]	(0.75)%	(0.75)%
Total Fund Operating Expenses After Waiving and/or Reimbursing Expenses	0.91%	1.16%
1	“Other Expenses” are based on estimated amounts for the current fiscal year.
2	“Acquired Fund Fees and Expenses” are based on the estimated amounts for the current fiscal year.
3

Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”) has contractually agreed to waive fees owed to it by the Fund in the amount of the acquired fund fees and expenses for any affiliated investment company in which the Fund invests. The expense waiver arrangement may be terminated by Calamos Advisors LLC at any time on or after December 1, 2029.

4

The Fund’s investment adviser has contractually agreed to reimburse Fund expenses through December 1, 2029 to the extent necessary so that Total Annual Fund Operating Expenses of Class I and Class II shares are limited to 0.90% and 1.15% of average net assets, respectively. For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective share class’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a

5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through December 1, 2029 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years
Class I	$92	$298
Class II	$117	$365

Expense Example, No Redemption [Table]
	1 Year	3 Years
Class I	$92	$298
Class II	$117	$365

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.